Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Summary of Company's Commitments
A summary of the Company’s commitments at December 31, 2014 and 2013 is as follows:

	2014	2013

Commitments to extend credit, including unused lines of credit	$36,699,062	$34,138,058
Standby letters of credit	2,414,247	1,601,847
	$39,113,309	$35,739,905